Average Annual Total Returns{- Franklin Gold and Precious Metals Fund} - Franklin Gold and Precious Metals Fund-20 - Franklin Gold and Precious Metals Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	FTSE Gold Mines Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	FTSE Gold Mines Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	FTSE Gold Mines Index (index reflects no deduction for fees, expenses or taxes) Past 10 years	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	43.12%	7.16%	(4.50%)	43.12%	6.39%	(5.40%)	25.53%	5.22%	(3.15%)	49.42%	7.58%	(4.67%)	52.07%	8.90%	1.41%	[1]	51.87%	8.65%	(3.72%)	42.68%	12.58%	(3.46%)	31.49%	11.70%	13.56%

[1]	1. Since inception May 1, 2013.